Debt - Summary of Net Interest Expense (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Original issue discounts			$ 200,000	$ 200,000
Unrealized foreign exchange gains	(11,800,000)		(5,439,000)
Total interest expense	2,100,000	13,700,000	36,000,000	40,700,000
Interest income			(100,000)	(2,900,000)
Interest expense, net	2,100,000	13,700,000	35,900,000	37,800,000
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	4,100,000	4,100,000	12,100,000	12,200,000
Amortization debt issue costs	200,000	200,000	900,000	800,000
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8,700,000	8,700,000	25,900,000	25,900,000
Amortization debt issue costs	500,000	400,000	1,100,000	1,000,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest expense	100,000		100,000
Amortization debt issue costs	100,000	100,000	300,000	300,000
Other [Member]
Debt Instrument [Line Items]
Interest expense	$ 200,000	$ 200,000	$ 800,000	$ 300,000